Borrowings - Future Maturities, Interest and Other Payments under Company's Long Term Secured Loan Pursuant to Credit Agreement (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 AUD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 AUD
Debt Disclosure [Abstract]
2014	$ 0		$ 2,532,500
2015	2,349,167		1,749,167
2016	2,032,500		1,732,500
2017	1,732,500		1,732,500
2018	16,732,500		16,732,500
Thereafter	0		0
Total minimum payments	22,846,667		24,479,167
Less amount representing interest and other fees	(7,846,667)		(9,479,167)
Gross balance of long term debt	15,000,000		15,000,000
Less fair value of warrants recorded within loan	(815,655)		(815,655)
Plus interest accretion	168,494		5,363
Total carrying value	14,352,839	17,499,194	14,189,708	15,857,966
Less current portion	0	0	0	0
Total carrying value, non-current portion	14,352,839	17,499,194	14,189,708	15,857,966
Total carrying value	$ 14,352,839	17,499,194	$ 14,189,708	15,857,966